STERLING CAPITAL FOCUS EQUITY ETF

(the “Fund”)

LCG

A series of Northern Lights Fund Trust IV (the “Trust”)

Shares of the Fund are traded on NYSE Arca

Supplement dated January 31, 2025 to the Prospectus, Summary Prospectus and Statement of
Additional Information (“SAI”) of the Fund dated September 28, 2024

Effective immediately, environmental, social and governance (“ESG”) factors are not considered as part of the Fund’s investment process. Therefore, all references to ESG are removed from the Fund’s Prospectus, Summary Prospectus and SAI.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

You should read this Supplement in conjunction with the Fund's Prospectus, SAI and Summary Prospectus dated September 28, 2024, which provide information that you should know about the Fund before investing. The Fund's Prospectus, SAI and Summary Prospectus have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.sterlingcapital.com/etf or by calling (888) 637-7798 (toll-free).